Eagle Capital Select Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 93.9%
Communication Services – 15.4%
Alphabet, Inc., Class A ......................................................... 674,470 $ 104,300,041
Charter Communications, Inc., Class A* ............................................ 131,796 48,570,780
Comcast Corp., Class A ........................................................ 3,136,508 115,737,145
Meta Platforms, Inc., Class A .................................................... 160,417 92,457,942
361,065,908
Consumer Discretionary – 13.9%
Amazon.com, Inc.* ............................................................ 919,103 174,868,537
DR Horton, Inc. ............................................................... 149,171 18,964,109
Hilton Worldwide Holdings, Inc. .................................................. 133,923 30,474,179
Lennar Corp., Class A .......................................................... 274,804 31,542,003
Prosus NV, ADR, (China) ....................................................... 6,262,356 57,989,416
PulteGroup, Inc. .............................................................. 102,164 10,502,459
324,340,703
Consumer Staples – 2.0%
Estee Lauder Cos., Inc. (The), Class A ............................................. 711,512 46,959,792
Energy – 10.6%
ConocoPhillips ............................................................... 1,363,012 143,143,520
Shell PLC, ADR ............................................................... 1,446,612 106,007,728
249,151,248
Financials – 13.2%
Aon PLC, Class A ............................................................. 201,214 80,302,495
Capital One Financial Corp. ..................................................... 381,180 68,345,574
Discover Financial Services ..................................................... 127,831 21,820,752
London Stock Exchange Group PLC, ADR, (United Kingdom) .......................... 2,494,231 94,082,393
Wells Fargo & Co. ............................................................. 620,669 44,557,828
309,109,042
Health Care – 11.3%
Bayer AG, ADR, (Germany) ..................................................... 8,534,468 51,377,497
Elevance Health, Inc. .......................................................... 114,630 49,859,465
Humana, Inc. ................................................................. 223,836 59,227,006
UnitedHealth Group, Inc. ........................................................ 198,898 104,172,827
264,636,795
Industrials – 10.4%
AerCap Holdings NV, (Ireland) ................................................... 1,001,741 102,347,878
GE Vernova, Inc. .............................................................. 124,715 38,072,995
Safran SA, ADR, (France) ....................................................... 567,948 37,609,517
Woodward, Inc. ............................................................... 353,745 64,554,925
242,585,315
Information Technology – 15.3%
Microsoft Corp. ............................................................... 286,357 107,495,554
PTC, Inc.* ................................................................... 149,253 23,126,752
SAP SE, ADR, (Germany) ....................................................... 252,858 67,877,202
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, (Taiwan) .......................... 400,915 66,551,890
Workday, Inc., Class A* ......................................................... 398,707 93,110,046
358,161,444

Eagle Capital Select Equity ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Materials – 1.8%
Alcoa Corp. .................................................................. 1,214,405 $ 37,039,352
Vulcan Materials Co. ........................................................... 17,702 4,129,877
41,169,229
Total Common Stocks (Cost $1,724,217,559) .....................................................
2,197,179,476
Money Market Funds – 6.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(a)
(Cost $146,581,340) ......................................................... 146,581,340 146,581,340
Total Investments – 100.2%
(Cost $1,870,798,899) ........................................................................ $ 2,343,760,816
Liabilities in Excess of Other Assets – (0.2)% ....................................................... (4,633,896)
Net Assets – 100.0% .......................................................................... $ 2,339,126,920
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
Summary of Investment Type
Sector
% of Net
Assets
Communication Services .......................................................................... 15.4%
Information Technology ............................................................................ 15.3%
Consumer Discretionary ........................................................................... 13.9%
Financials ...................................................................................... 13.2%
Health Care ..................................................................................... 11.3%
Energy ......................................................................................... 10.6%
Industrials ...................................................................................... 10.4%
Consumer Staples ................................................................................ 2.0%
Materials ....................................................................................... 1.8%
Money Market Funds ............................................................................. 6.3%
Total Investments ................................................................................ 100.2%
Liabilities in Excess of Other Assets .................................................................. (0.2)%
Net Assets ..................................................................................... 100.0%